Portfolio of Investments
Variable Portfolio – U.S. Flexible Conservative Growth Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 32.8%
	Shares	Value ($)
U.S. Large Cap 32.8%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	178,687	14,126,994
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	755,284	26,714,419
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	857,562	14,132,618
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	320,604	11,086,483
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	198,484	10,938,443
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	167,488	10,766,133
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	351,435	11,077,224
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	654,957	21,358,138
Total		120,200,452
Total Equity Funds (Cost $71,202,165)		120,200,452

Exchange-Traded Fixed Income Funds 6.4%

Investment Grade 6.4%
iShares Core U.S. Aggregate Bond ETF	22,610	2,596,306
iShares iBoxx $ Investment Grade Corporate Bond ETF	89,527	11,909,777
Vanguard Intermediate-Term Corporate Bond ETF	95,000	8,968,950
Total		23,475,033
Total Exchange-Traded Fixed Income Funds (Cost $21,734,004)		23,475,033

Fixed Income Funds 40.5%

Investment Grade 40.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	3,261,946	33,761,142
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	823,816	8,164,019
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	969,968	10,659,945
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	779,039	8,172,119
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	2,642,080	29,696,985
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	2,513,543	27,020,583
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	550,312	5,453,593
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	2,302,095	25,645,335
Total		148,573,721
Total Fixed Income Funds (Cost $147,409,537)		148,573,721

Residential Mortgage-Backed Securities - Agency 14.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/19/2036	2.500%	12,332,500	12,845,070
10/19/2036- 10/14/2051	3.000%	23,714,000	24,873,787
10/14/2051	3.500%	14,067,500	14,883,800
Total Residential Mortgage-Backed Securities - Agency (Cost $52,707,338)			52,602,657

Options Purchased Puts 1.0%
Value ($)
(Cost $4,613,328)	3,768,005

Money Market Funds 18.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(a),(d)	68,218,378	68,211,556
Total Money Market Funds (Cost $68,207,986)		68,211,556
Total Investments in Securities (Cost: $365,874,358)		416,831,424
Other Assets & Liabilities, Net		(50,025,650)
Net Assets		366,805,774
At September 30, 2021, securities and/or cash totaling $2,948,750 were pledged as collateral.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, September 30, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	218	12/2021	USD	46,845,475	—	(2,313,816)
U.S. Long Bond	37	12/2021	USD	5,891,094	—	(100,730)
U.S. Treasury 10-Year Note	44	12/2021	USD	5,790,813	—	(48,430)
U.S. Treasury 2-Year Note	6	12/2021	USD	1,320,328	317	—
U.S. Treasury 2-Year Note	9	12/2021	USD	1,980,492	—	(1,504)
U.S. Treasury 5-Year Note	58	12/2021	USD	7,119,047	—	(27,792)
U.S. Ultra Treasury Bond	13	12/2021	USD	2,483,813	—	(67,786)
Total					317	(2,560,058)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	64,613,100	150	3,400.00	12/16/2022	2,808,024	2,411,250
S&P 500 Index	JPMorgan	USD	22,829,962	53	3,200.00	12/16/2022	1,139,875	673,895
S&P 500 Index	JPMorgan	USD	13,784,128	32	3,300.00	12/16/2022	474,640	456,480
S&P 500 Index	JPMorgan	USD	3,446,032	8	3,500.00	12/16/2022	126,705	145,040
S&P 500 Index	JPMorgan	USD	1,723,016	4	3,600.00	12/16/2022	64,084	81,340
Total							4,613,328	3,768,005
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	69,827,210	53,536,634	(55,152,645)	357	68,211,556	—	(358)	35,849	68,218,378
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	15,529,211	832,197	(3,587,837)	1,353,423	14,126,994	—	1,187,416	—	178,687
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	9,359,648	—	(8,780,271)	(579,377)	—	—	579,641	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	33,993,027	6,787,118	(3,570,046)	(3,448,957)	33,761,142	2,390,248	(3,538)	1,102,304	3,261,946
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	30,270,626	922,269	(6,137,871)	1,659,395	26,714,419	—	2,452,413	—	755,284
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	9,870,018	448,544	(2,007,339)	(147,204)	8,164,019	—	23,372	129,692	823,816
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	8,285,271	5,945,227	(2,488,696)	(1,081,857)	10,659,945	499,362	(142,841)	216,521	969,968
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	4,161,183	9,747,351	(1,639,873)	1,863,957	14,132,618	—	125,862	—	857,562
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	14,059,937	1,009,213	(4,387,578)	404,911	11,086,483	—	1,597,130	—	320,604
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	9,837,343	671,655	(2,076,470)	(260,409)	8,172,119	127,638	24,622	164,482	779,039
2	Variable Portfolio – U.S. Flexible Conservative Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	32,806,836	1,922,362	(3,750,704)	(1,281,509)	29,696,985	617,573	19,915	675,891	2,642,080
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	14,869,806	542,782	(3,747,328)	(726,817)	10,938,443	—	1,921,426	—	198,484
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	14,679,603	1,711,958	(3,592,734)	(2,032,694)	10,766,133	—	2,412,423	—	167,488
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	14,069,968	614,647	(4,372,069)	764,678	11,077,224	—	1,141,941	—	351,435
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	31,559,799	2,193,410	(4,911,614)	(1,821,012)	27,020,583	1,166,674	(68,509)	369,538	2,513,543
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	4,546,902	2,135,944	(1,035,640)	(193,613)	5,453,593	96,091	(18,720)	84,774	550,312
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	29,178,706	2,364,092	(4,619,858)	(1,277,605)	25,645,335	644,961	(64,458)	361,862	2,302,095
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	27,352,120	711,810	(7,360,883)	655,091	21,358,138	—	2,868,849	—	654,957
Total	374,257,214			(6,149,242)	336,985,729	5,542,547	14,056,586	3,140,913

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2021.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – U.S. Flexible Conservative Growth Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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